Turnover and segment information - PP&E and intangible asset impairment and reversals by segment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Total impairment	£ 1,114	£ 437	£ 507
Total impairment reversals	(16)	(33)	(39)
Segment profit
Disclosure of operating segments [line items]
Total impairment	198	124	40
Total impairment reversals	(12)	(30)	(25)
Segment profit | Commercial Operations
Disclosure of operating segments [line items]
Total impairment	149	102	27
Total impairment reversals	(9)	(28)	(16)
Segment profit | Research and Development
Disclosure of operating segments [line items]
Total impairment	49	22	13
Total impairment reversals	(3)	(2)	(9)
Corporate and other unallocated costs
Disclosure of operating segments [line items]
Total impairment	36	11	35
Total impairment reversals	(1)	(3)	(14)
Other reconciling items between segment profit and operating profit
Disclosure of operating segments [line items]
Total impairment	880	302	432
Total impairment reversals	£ (3)	£ 0	£ 0